CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 20,503	¥ 133,409	¥ (44,573)	¥ (222,003)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation	7,082	46,077	249	1,378
Inventory write-down	204	1,328	3,584	1,753
Depreciation expenses	2,063	13,424	13,388	11,068
Loss on disposal of property and equipment	238	1,540	1,204	2,510
Foreign currency exchange loss/(gain)	(485)	(3,154)	11,330	10,374
Deferred tax assets	(6,760)	(43,981)
Changes in operating assets and liabilities:
Accounts receivable	(5,106)	(33,218)	(13,474)	2,259
Inventories	(67,490)	(439,110)	(277,139)	(180,657)
Advance to suppliers	(7,517)	(48,908)	11,039	7,060
Amount due from related parties	(6)	(38)		3,421
Amount due to related parties	180	1,173
Prepayments and other assets	(1,374)	(8,943)	(7,409)	3,206
Restricted Cash	76	492
Accounts payable	6,730	43,785	(15,857)	199,663
Advance from customers	4,124	26,835	3,421	(13,706)
Accrued expenses and other current liabilities	19,324	125,727	60,914	49,749
Deferred revenue	1,006	6,543	2,655	(2,834)
Net cash used in operating activities	(27,208)	(177,019)	(250,668)	(126,759)
Cash flows from investing activities:
Cash received from disposal of property and equipment	7	45
Purchase of property and equipment	(2,968)	(19,308)	(11,666)	(15,386)
Purchase of time deposits	(44,929)	(292,318)
Net cash used in investing activities	(47,890)	(311,581)	(11,666)	(15,386)
Cash flows from financing activities:
Issuance of Series E Redeemable Convertible Preferred Shares, net of cash issuance costs paid of RMB4,130				338,750
Capital contribution from non-redeemable non-controlling interest			14,400
Capital contribution from redeemable non-controlling interest			5,000
Restricted cash served as collateral for borrowings	(27,514)	(179,014)		(62,184)
Restricted cash released as collateral for borrowings	23,869	155,300
Borrowing from related parties				18,000
Repayment to related parties	(158)	(1,025)	(321)	(15,361)
Proceeds from short-term borrowings	17,779	115,676	50,000	175,974
Proceeds from long-term borrowings	19,108	124,324
Repayment of short-term borrowings	(31,448)	(204,611)	(25,974)	(90,000)
Proceeds from other borrowings	18,968	123,409	5,285
Repayment for other borrowings	(8,790)	(57,200)	(4,121)
Net cash provided by financing activities	138,074	898,343	44,269	365,179
Net increase/(decrease) in Cash	62,976	409,743	(218,065)	223,034
Cash at the beginning of the year	8,539	55,555	284,622	71,783
Effect of exchange rate changes on Cash	(1,825)	(11,873)	(11,002)	(10,195)
Cash at the end of the year	69,690	453,425	55,555	284,622
Supplemental information
Interest paid	1,659	10,796	3,136	¥ 2,284
Income tax paid	119	777
Accrual for purchase of property and equipment	202	1,313	¥ 2,121
Receivable from disposal of property and equipment	2	15
Payable for repurchase of ordinary shares	296	1,929
Class A
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon IPO, net of issuance cost	132,512	862,161
Repurchase of Class A ordinary shares	$ (6,252)	¥ (40,677)